Borrowings (Details Textual) ₪ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 28, 2017	Jun. 30, 2019 ARS ($)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2018 ARS ($)
Statement Line Items [Line Items]
Financial leases		$ 256		$ 264
Borrowings include collateralized liabilities		$ 13,875		53,208
Repayment terms	DIC offered the holders of Series F NCN to swap their notes for Series J NCN. Series J NCN terms and conditions differ substantially from those of Series F. Therefore, DIC recorded the payment of Series F NCN and recognized a new financial commitment at fair value for Series J NCN. As a result of the swap, DIC recorded a loss resulting from the difference between the Series F NCN cancellation value and the new debt value in the amount of approximately NIS 461 (equal to approximately Ps. 4,297 as of that date), which was accounted for under "Finance costs" (Note 29).	IDBD has the right to make an early repayment, totally or partially. As a guarantee for the full compliance of all the commitments IDBD has pledged approximately 99.3 million shares of DIC under a single fixed charge of first line and in guarantee of by means of the lien (which represent 70.02% of its capital), in an unlimited amount, in favor of the trustee for the holders of the debentures.
IDBG loan | ₪			₪ 153
Operation Center In Israel [Member]
Statement Line Items [Line Items]
Financial leases		$ 275,422		$ 281,298